Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2011	Oct. 31, 2010
Stockholders Equity
Preferred Stock shares par value	$ 0.10	$ 0.10
Preferred Stock shares Authorized	1,000,000	1,000,000
Preferred Stock shares Issued	0	0
Preferred Stock shares Outstanding	0	0
Common Stock shares par value	$ 0.001	$ 0.001
Common Stock shares Authorized	200,000,000	200,000,000
Common Stock shares Issued	18,450,354	8,828,313
Common Stock shares Outstanding	18,450,354	8,828,313